2. Investment Securities (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Available for sale Securities
Amortized Cost - Available for sale Securities	$ 40,625,821	$ 65,896,293
Gross Unrealized Gains - Available for sale Securities	275,246	302,782
Gross Unrealized Losses - Available for sale Securities	15,008	100,158
Fair Value - Available for sale Securities	40,886,059	66,098,917
U.S. GSE debt securities
Available for sale Securities
Amortized Cost - Available for sale Securities	33,552,376	60,846,954
Gross Unrealized Gains - Available for sale Securities	247,029	215,595
Gross Unrealized Losses - Available for sale Securities	13,936	99,310
Fair Value - Available for sale Securities	33,785,469	60,963,239
U.S. Government securities
Available for sale Securities
Amortized Cost - Available for sale Securities	7,073,445	5,006,979
Gross Unrealized Gains - Available for sale Securities	28,217	37,424
Gross Unrealized Losses - Available for sale Securities	1,072	848
Fair Value - Available for sale Securities	7,100,590	5,043,555
U.S. GSE preferred stock
Available for sale Securities
Amortized Cost - Available for sale Securities		42,360
Gross Unrealized Gains - Available for sale Securities		49,763
Gross Unrealized Losses - Available for sale Securities		0
Fair Value - Available for sale Securities		92,123
US States and Political Subdivisions Debt Securities [Member]
Held-to-Maturity Securities
Amortized Cost - Held-to-Maturity	41,865,555	29,702,159
Gross Unrealized Gains - Held-to-Maturity	425,445	586,841
Gross Unrealized Losses - Held-to-Maturity	0	0
Fair Value - Held-to-Maturity	$ 42,291,000	$ 30,289,000